Finance Lease Right-of-Use Assets, Net (Details)	12 Months Ended
Jun. 30, 2020
Finance Lease Right Of Use Assets [Abstract]
Term of right of use asset of financial lease	10 years
Percentage of financial lease discount rate	4.90%